AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.0%
Asset-Backed Securities — 13.0%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$ 406,791
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	102,200
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	50	51,315
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	37	37,411
Series 2019-01, Class A2, 144A
2.980%	10/20/24	129	130,897
Series 2019-02, Class A2, 144A
2.290%	02/20/25	83	84,219
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	110,151
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	100	102,197
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	500	508,271
Series 2019-03, Class B
2.280%	09/15/23	100	101,214
			1,634,666
Collateralized Loan Obligations — 11.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	1,500	1,499,925
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.745%(c)	04/15/32	4,250	4,238,361
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.337%(c)	01/28/31	1,000	986,968
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	07/18/30	1,250	1,234,963
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.623%(c)	01/17/33	250	249,165
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.295%(c)	07/27/31	2,579	2,541,346
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.314%(c)	04/24/30	1,000	$ 990,222
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.305%(c)	04/15/31	2,500	2,448,734
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.452%(c)	10/20/31	250	247,590
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.641%(c)	01/16/33	250	248,807
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.403%(c)	02/20/31	2,500	2,467,053
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.646%(c)	10/23/32	750	739,761
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.612%(c)	07/20/32	1,000	994,634
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
2.492%(c)	04/15/33	250	248,067
			19,135,596
Consumer Loans — 0.1%
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	65	65,967
Credit Cards — 0.4%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	103,845
Series 2019-03, Class A
2.000%	04/15/25	100	103,328
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	205,749
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	103,681
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	100	106,359
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	107,237
			730,199
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	100	$ 104,421
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	103,815
			208,236

Total Asset-Backed Securities (cost $21,516,189)			21,774,664
Commercial Mortgage-Backed Securities — 20.4%
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,405,154
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	21	21,412
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	67	66,870
Series 2016-C07, Class A2
3.585%	12/10/54	55	60,762
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	50	55,657
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	296	314,854
Series 2016-C01, Class A1
1.506%	05/10/49	12	11,872
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	435,094
Series 2013-LC06, Class ASB
2.478%	01/10/46	647	657,952
Series 2014-UBS05, Class A4
3.838%	09/10/47	800	879,881
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,835	1,991,157
Series 2015-CR25, Class A3
3.505%	08/10/48	40	43,848
Series 2015-CR26, Class A3
3.359%	10/10/48	50	54,494
Series 2015-LC21, Class A4
3.708%	07/10/48	1,843	2,037,929
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	50	52,976
Series 2020-C19, Class A2
2.320%	03/15/53	2,500	2,639,445
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	12	11,876
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C03, Class A2
1.886%	08/10/49	20	$ 20,113
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	169	172,697
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	650	747,873
Series K083, Class AM
4.030%(cc)	10/25/28	9,443	11,495,928
Series K736, Class X1, IO
1.437%(cc)	07/25/26	79,975	5,063,390
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	623	634,313
Series 2013-GC14, Class A5
4.243%	08/10/46	300	323,824
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	3,142,393
Series 2015-C30, Class A3
3.322%	07/15/48	99	98,469
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	17	16,970
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	681	696,232
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	29	28,914
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	18	18,453
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	518,306
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	432,712

Total Commercial Mortgage-Backed Securities (cost $32,112,584)			34,151,820
Corporate Bonds — 20.3%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	475	459,308
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	5	5,198

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27(a)	530	$ 608,322
			613,520
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	14,034
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	88,886
Banks — 10.3%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)	45	43,775
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	1,155	1,198,540
2.496%(ff)	02/13/31	400	418,158
3.194%(ff)	07/23/30	35	38,670
3.458%(ff)	03/15/25	50	54,195
Sub. Notes, MTN
4.450%	03/03/26	15	17,227
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	2,000	2,100,752
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	90	87,104
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	660	696,404
2.976%(ff)	11/05/30	180	194,099
Sub. Notes
4.450%	09/29/27	15	17,372
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	208,221
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	2,000	2,032,913
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	2,500	2,702,749
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	20	19,433
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	35	33,035
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,385	1,489,012
4.005%(ff)	04/23/29	55	63,707
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	103,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	2,000	$ 2,178,743
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	208,114
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	650	693,898
Sub. Notes, MTN
3.950%	04/23/27	55	62,171
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	2,000	2,091,743
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	22,989
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	430	449,773
			17,226,297
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	27,722
Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.241%	02/16/21	200	201,138
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,908
3.750%	06/01/23	25	26,787
			243,833
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21	250	253,177
Electric — 0.8%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	565	663,727
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25(a)	415	454,998
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	46,880
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	100	101,893

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	$ 50,404
			1,317,902
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	90	94,973
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	33,093
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	80	95,739
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	70,202
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	81,824
			152,026
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	125	142,961
Insurance — 0.0%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	54,595
Internet — 0.0%
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	70	77,642
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	60	66,024
Machinery-Diversified — 0.0%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	50	53,687
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,010	1,208,818
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	635	689,219
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.400%	04/01/30	50	$ 57,624
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	1,000	1,077,692
3.500%	08/15/27	100	111,760
			3,145,113
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	10,818
Multi-National — 1.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	2,000	2,153,455
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	51,570
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	212,049
			2,417,074
Oil & Gas — 0.5%
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	450	496,432
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	46,316
4.500%	04/15/23	120	114,334
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	45,555
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	52,401
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	55	51,612
			806,650
Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29(a)	985	1,083,759
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	10	11,608
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	109,081
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25(a)	915	1,031,270
4.300%	03/25/28	625	732,545

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	$ 371,262
			3,339,525
Pipelines — 0.6%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	170	170,731
3.750%	05/15/30	755	731,724
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	43,545
			946,000
Retail — 0.9%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	305	365,514
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	930	1,068,886
			1,434,400
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	10,951
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	800	939,724

Total Corporate Bonds (cost $32,786,832)			34,065,674
Residential Mortgage-Backed Security — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	21	22,859
(cost $21,307)
Sovereign Bonds — 11.5%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	2,000	2,096,723
3.250%	07/20/23	200	215,726
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,000	2,085,468
3.250%	04/24/23	200	213,736
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	211,816
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	2,000	2,026,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	$ 208,004
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	206,052
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	150	155,003
3.300%	03/15/28	2,000	2,326,950
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	2,000	2,105,609
2.000%	10/23/22	150	155,349
2.250%	06/02/26	150	163,605
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	308,377
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	2,000	2,146,157
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	103,144
2.300%	06/15/26	150	162,938
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	280,726
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	614,644
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	2,000	2,085,576
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	206,902
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	1,000	1,016,443
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	206,576

Total Sovereign Bonds (cost $18,996,609)			19,301,895
U.S. Government Agency Obligations — 11.5%
Federal Home Loan Bank
3.250%	11/16/28(k)	5,000	5,996,282
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	5,000	5,243,379
Federal National Mortgage Assoc.
1.625%	01/07/25	5,000	5,266,643
2.000%	TBA	2,500	2,578,198
2.875%	09/12/23	200	215,506

Total U.S. Government Agency Obligations (cost $18,973,967)			19,300,008
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
3.000%	05/15/45	1,405	1,881,163

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.625%	08/15/43(k)	300	$ 437,391
3.625%	02/15/44	405	591,743
3.750%	11/15/43(k)	50	74,273
U.S. Treasury Notes
0.125%	09/30/22	345	344,973
0.125%	09/15/23	240	239,775
0.375%	04/30/25	5	5,028
0.625%	08/15/30	1,280	1,272,600
1.375%	04/30/21(k)	2,530	2,548,481
1.500%	02/15/30(k)	466	502,625
2.375%	08/15/24(k)	1,405	1,522,559
U.S. Treasury Strips Coupon
0.912%(s)	08/15/30	3,500	3,221,504
1.123%(s)	05/15/36	85	70,746
1.225%(s)	02/15/41	15	11,347
1.450%(s)	08/15/42	75	54,920
1.463%(s)	11/15/42	195	142,007
1.470%(s)	11/15/41	70	51,969
2.045%(s)	11/15/36	50	41,225
2.165%(s)	08/15/39	160	125,075
2.334%(s)	08/15/41	390	292,134
2.353%(s)	02/15/44	95	66,994
2.365%(s)	05/15/44	355	248,597
2.394%(s)	11/15/43	94	66,670

Total U.S. Treasury Obligations (cost $13,430,521)			13,813,799

Total Long-Term Investments (cost $137,838,009)			142,430,719

	Shares
Short-Term Investments — 18.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(w)	2,943,870	27,113,045
PGIM Core Ultra Short Bond Fund(w)	387,914	387,914
PGIM Institutional Money Market Fund (cost $4,216,518; includes $4,215,509 of cash collateral for securities on loan)(b)(w)	4,222,918	4,222,073

Total Short-Term Investments (cost $31,604,274)		31,723,032

TOTAL INVESTMENTS—103.9% (cost $169,442,283)		174,153,751

Liabilities in excess of other assets(z) — (3.9)%		(6,574,238)

Net Assets — 100.0%		$ 167,579,513

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,083,422; cash collateral of $4,215,509 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

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AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
176	10 Year U.S. Treasury Notes	Dec. 2020	$24,557,500	$ 18,715
121	10 Year U.S. Ultra Treasury Notes	Dec. 2020	19,350,547	6,086
11	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	2,439,938	3,796
				28,597
Short Positions:
101	2 Year U.S. Treasury Notes	Dec. 2020	22,317,055	(7,951)
504	5 Year U.S. Treasury Notes	Dec. 2020	63,519,750	(83,073)
234	20 Year U.S. Treasury Bonds	Dec. 2020	41,249,812	264,654
				173,630
				$202,227
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
14,702	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	$ 2,510,930	$ 3,112,031	$ 601,101
111,215	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	19,263,641	22,076,468	2,812,827
351	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	23,202	23,202
				$21,774,571	$25,211,701	$3,437,130

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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